Recoverable taxes	12 Months Ended
Dec. 31, 2022
Recoverable Taxes [abstract]
Recoverable taxes	Recoverable taxes

	December 31, 2022	December 31, 2021

Withholding income tax on finance income(a)	87,701	85,942
Income tax and social contribution	9,872	65,773
Others withholding income tax	36,212	30,454
Contributions over revenue(b)	3,410	24,076
Other taxes	13,761	8,592
	150,956	214,837

(a)Refers to income taxes withheld on financial income which will be offset against future income tax payable.
(b)Refers to credits taken on contributions on gross revenue for social integration program (PIS) and social security (COFINS) to be offset in the following period against tax payables.